Consolidated Balance Sheets - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Oct. 25, 2014	Oct. 24, 2014	Dec. 31, 2013	Dec. 31, 2012
Current Fiscal Year End Date		--12-31
Current assets:
Cash and cash equivalents		$ 221	$ 228
Accounts receivable (net of allowance for doubtful accounts)		292	324
Inventory, Raw Materials, Net of Reserves		143	144
Inventory, Finished Goods, Net of Reserves		238	258
Deferred Tax Assets, Net of Valuation Allowance, Current		0	33
Other Assets, Current		48	60
Assets, Current		942	1,047
Deferred Tax Assets, Net of Valuation Allowance, Noncurrent		9	14
Other Assets, Noncurrent		19	27
Property, Plant and Equipment, Net		1,107	1,152
Goodwill		211	218	$ 224	$ 358	$ 381
Intangible Assets, Net (Excluding Goodwill)		356	408
Equity Method Investments		19	18
Land		73	75
Buildings and Improvements, Gross		293	295
Machinery and Equipment, Gross		875	799
Property, Plant and Equipment, Gross		1,241	1,169
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment		(134)	(17)
Assets	[1]	2,663	2,884
Current liabilities:
Trade payables		223	223
Long-term Debt, Current Maturities		36	38
Accrued expenses and other liabilities		83	82
Accrued income taxes		5	7
Deferred Tax Liabilities, Net, Current		0	18
Accrued Salaries, Current		43	57
Interest and Dividends Payable, Current		11	11
Liabilities, Current		$ 401	$ 436
Liabilities, Noncurrent
Common Stock, Value, Outstanding
Deficit:
Additional paid-in capital		$ 861	$ 857
Accumulated deficit		(143)	(60)
Accumulated other comprehensive income		(92)	(28)		0	202
Total Momentive Performance Material's deficit		626	769	$ 857	$ 0	$ (1,480)	$ (1,148)
Pension and Other Postretirement and Postemployment Benefit Plans, Liabilities		333	352
Deferred Tax Liabilities, Net, Noncurrent		70	98
Other Liabilities, Noncurrent		64	66
Liabilities		2,037	2,115
Liabilities and Equity		2,663	2,884
Long-term Debt, Excluding Current Maturities		$ 1,169	$ 1,163

[1]	Deferred income tax assets are included within Corporate as reconciling amounts to the Company's total assets as presented on the Consolidated Balance Sheets.